SHARE-BASED COMPENSATION - Share Options (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended		6 Months Ended		9 Months Ended
	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 30, 2019 HKD ($) shares	Dec. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Oct. 31, 2014 shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)							13,341,466		13,341,466
Exercised (in shares)							(1,197,536)	(2,395,392)	(1,475,848)	(4,192,000)
Outstanding at end of year (in shares)							11,840,890		11,518,482
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share) | $ / shares							$ 0.5703		$ 0.5703
Outstanding at end of year (in dollars per share) | $ / shares							$ 0.5627		$ 0.5645
Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)						4 years	4 years		4 years
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)						5 years	5 years		5 years
2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of shares under the plan						135,032,132
Expire period						10 years
Modification of exercise price of number of stock options granted	8,113,145	8,113,145	8,113,145	8,113,145
Modified of exercise price of stock options granted | $ / shares		$ 0.60		$ 0.60
Incremental compensation expenses	$ 3,008	$ 386	$ 3,008	$ 386
2014 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)						4 years
2014 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)						5 years
2019 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019					2.00%
Maximum percentage of number of shares increased in each year					2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29					8.00%
2014 Share Incentive Plan and 2019 Share Incentive Plan
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)							13,341,466	19,042,336	13,341,466	19,042,336
Exercised (in shares)							(1,197,536)	(2,395,392)	(1,475,848)	(4,192,000)
Granted (in shares)							0	0	0	1,080,000
Cancelled/Forfeited (in shares)							(303,040)	(505,360)	(347,136)	(743,998)
Outstanding at end of year (in shares)							11,840,890	16,141,584	11,518,482	15,186,338
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share) | $ / shares							$ 0.5703	$ 0.5628	$ 0.5703	$ 0.5628
Exercised (in dollars per share) | $ / shares							0.6469	0.4365	0.5996	0.3619
Granted (in dollars per share) | $ / shares										0.0444
Cancelled/forfeited (in dollars per shares) | $ / shares							0.5634	0.6572	0.6368	0.6548
Outstanding at end of year (in dollars per share) | $ / shares							$ 0.5627	$ 0.5786	$ 0.5645	$ 0.5769